Operating expenses, Prepaid Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Operating expense [Abstract]
Prepaid voyage expenses	$ 4,006	$ 5,678
Prepaid vessel operating expenses	6,676	2,216
Other	2,875	2,655
Total prepaid expenses	$ 13,557	$ 10,550